Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000127983
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sarofim Equity Fund, Retail Class
Without Sales Load [Member] | C000127983
Average Annual Return [Line Items]
Average Annual Return, Percent		11.15%	9.58%	12.88%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		17.88%	14.42%	14.82%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.